Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 27	$ 27
Interest cost	24	23	25
Expected return on plan assets	(23)	(21)	(20)
Amortization of actuarial net loss (gain)	8	9	8
Amortization of prior service cost	1		1
Effect of settlement		1
Effect of curtailment	1
Net periodic benefit cost	38	39	41
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	3	3
Interest cost	1	2	2
Amortization of actuarial net loss (gain)	1	3
Effect of curtailment			(1)
Net periodic benefit cost	$ 6	$ 8	$ 4